Harbor Human Capital Factor US Small Cap ETF Investment Risks - Harbor Human Capital Factor US Small Cap ETF	Oct. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Cap Risk: The Fund’s performance may be more volatile because it invests in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Risks Associated with Index Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Index Funds: The Fund is managed to seek to track, before fees and expenses, the performance of the Index. Therefore, unless a specific security is removed from the Index because it no longer qualifies to be included in the Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Index, it is possible that the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values, which could have a negative effect on the Fund’s performance. The Advisor will not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Thus, based on market and economic conditions, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more securities. Unusual market conditions or other unforeseen circumstances (such as natural disasters, pandemics, political unrest or war) may impact the Index Provider and could cause the Index Provider to change the rebalance schedule of the Index. This could cause the Index to vary from its normal or expected composition. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to reaching certain weighting constraints, unusual market conditions or corporate events or, for example, to correct an error in the selection of index constituents. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Index may increase the costs to and the tracking error risk of the Fund. Additional risks associated with index funds include: Index Construction Risk: The Index Provider selects companies for the Index based on a proprietary methodology. The theories upon which the Index Provider bases the Index and/or Irrational Capital bases the methodology used in scoring companies for the Index may be unsound. The Index Provider and Irrational Capital rely on third-party data they believe to be reliable in constructing the Index and scoring companies, but neither guarantees the accuracy or availability of any such third-party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Companies will be excluded from the Index if sufficient data is not available to produce a score, which may result in the exclusion of companies that could otherwise be considered to have strong corporate culture. The Index Provider’s assessment of a company may differ from that of another investor or investment manager. Errors in the construction or calculation of the Index may occur from time to time and any such errors may not be immediately identified and corrected, which may have an adverse impact on the Fund and its shareholders. There is no guarantee that the construction methodology will accurately provide the intended exposure. Index Tracking Risk: The Fund is not expected to track the performance of the Index at all times with perfect accuracy. The Fund’s return may not track the performance of the Index for a number of reasons. For example, tracking error may occur because of differences between the securities held in the Fund’s portfolio and the Index constituents, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, or differences in timing of the accrual of or the valuation of dividends or interest. Any transaction costs and market exposure arising from rebalancing the Fund’s portfolio to reflect changes in the composition of the Index will be borne directly by the Fund and its shareholders. The Fund may not be able to invest in certain Index constituents or may not be able to invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions, potential adverse tax consequences or other regulatory reasons. The risk that the Fund may not track the performance of the Index may be magnified during times of heightened market volatility or other unusual market conditions. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index. Concentration Risk: To the extent that a significant portion of the Index consists of a particular industry or group of industries, the Fund may have significant exposure to such industry or group of industries and will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industry or group of industries.
Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Data Risk: The Index Provider relies heavily on information and data provided by third-parties, including the list of high scoring companies provided by Irrational Capital and used to select companies for the Index. Such third-party data includes information derived from survey data. There is no guarantee that survey data will be accurate, complete or representative of a company’s status with respect to its corporate culture. Survey data may be subject to certain biases, including response bias and non-response bias. Furthermore, information derived from survey data may not reflect the most current status of a company, and a company’s financial results may deteriorate prior to a corresponding decline in survey data results. Because the Index is reconstituted only annually, there could be a significant delay before a company’s current status is reflected in the Index. If survey data is unreliable or outdated, the Index may not be successful in providing the specified exposure. Additionally, survey data collected from small cap companies may be more limited than data collected from large or mid cap companies. Third-party data providers' coverage of small cap companies is generally less extensive than that of large or mid cap companies with respect to corporate culture data. As a result, Irrational Capital may rely more heavily on publicly available data to calculate scores for small cap companies. Publicly available data may be more limited or of less uniform quality than survey data.
Risks Associated with Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks: Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions. Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund. Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. However, given that shares can only be purchased and redeemed in Creation Units to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities, which include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets.
Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in Other Investment Companies Risk: Investments in other investment companies (including money market funds and ETFs) are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies. In addition to these risks, a sector ETF may fail to accurately track the market segment or index that underlies its investment objective and the market price of the underlying ETF’s shares may trade at a premium or a discount to their net asset value.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk: Certain large shareholders including authorized participants (“AP”), third-party investors, the Advisor, affiliates of the Advisor, market makers, or other entities, including funds or accounts over which the Advisor, an affiliate of the Advisor or a third-party intermediary has investment discretion, such as those investing through one or more model portfolios, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, including as a result of an asset allocation decision made by the Advisor, an affiliate of the Advisor or a third-party intermediary, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.